RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
As of July 31, 2021, SPHG Holdings and its affiliates, including Steel Holdings, HNH and SPL, beneficially owned approximately 48.5% of our outstanding capital stock, including the if-converted value of the SPHG Note and shares of Series C Convertible Preferred Stock that vote on an as-converted basis together with our Common Stock. Warren G. Lichtenstein, our Interim Chief Executive Officer and the Executive Chairman of our Board, is also the Executive Chairman of Steel Holdings GP. Glen Kassan, our Vice Chairman of the Board and former Chief Administrative Officer, is an employee of Steel Services. Jack L. Howard, the President and a director of Steel Holdings GP, is also a director.

SPHG Note Transaction

On February 28, 2019, the Company entered into that certain SPHG Note Purchase Agreement with SPHG Holdings, whereby SPHG Holdings agreed to loan the Company $14.9 million in exchange for a 7.50% Convertible Senior Note due 2024. As of July 31, 2021 and 2020, SPHG Holdings held $14.9 million principal amount of the Company's 7.50% Convertible Senior Note. As of July 31, 2021 and 2020, the net carrying value of the SPHG Note was $9.3 million and $8.1 million, respectively. During the fiscal years ended July 31, 2021 and 2020, the Company recognized interest expense of $2.4 million and $1.8 million , respectively, associated with the SPHG Note.

Preferred Stock Transaction

Refer to Note 19 – “Stockholders’ Equity” for information on the Preferred Stock Purchase Agreement with SPHG Holdings. During both the fiscal years ended July 31, 2021 and 2020, the Company paid dividends of $2.1 million associated with the Series C Convertible Preferred Stock.

Management Services Agreement

The Company is party to a management services agreement with Steel Services, an indirect wholly-owned subsidiary of Steel Holdings and is a related party. Pursuant to this agreement, SP Corporate provided the Company and its subsidiaries with the services of certain employees, including certain executive officers and other corporate services. Total expenses incurred related to the management services agreement for the fiscal years ended July 31, 2021 and 2020 totaled $4.3 million and $3.4 million, respectively. As of July 31, 2021 and 2020, amounts due to Steel Services were $0.9 million and $0.8 million, respectively.